united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Semi-Annual Report
January 31, 2023

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Reverse Cap 500 ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the year ended January 31, 2023, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2023
Arrow Reverse Cap 500 ETF - NAV	6.22%	(2.00)%	11.24%	8.28%	9.80%
Arrow Reverse Cap 500 ETF - Market Price	6.17%	(2.08)%	11.18%	8.22%	9.78%
Reverse Cap Weighted U.S. Large Cap Index	6.19%	(1.79)%	11.37%	8.46%	10.01%
S&P 500 Index	(0.44)%	(8.22)%	9.88%	9.54%	11.09%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the December 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Fund’s Holdings by Sector as of January 31, 2023 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	15.3%
Industrials	14.2%
Technology	12.8%
Financials	12.0%
Health Care	11.0%
Communications	7.7%
Real Estate	7.5%
Materials	6.1%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.1%
Liabilities In Excess Of Other Assets	(0.4)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4%
	ADVERTISING & MARKETING - 0.7%
2,788	Interpublic Group of Companies, Inc. (The)	$101,651
955	Omnicom Group, Inc.	82,120
		183,771
	AEROSPACE & DEFENSE - 1.6%
58	Boeing Company(a)	12,354
67	General Dynamics Corporation	15,615
1,865	Howmet Aerospace, Inc.	75,888
513	Huntington Ingalls Industries, Inc.	113,138
126	L3Harris Technologies, Inc.	27,067
17	Lockheed Martin Corporation	7,875
26	Northrop Grumman Corporation	11,649
78	Raytheon Technologies Corporation	7,788
144	Teledyne Technologies, Inc.(a)	61,093
1,038	Textron, Inc.	75,618
55	TransDigm Group, Inc.	39,476
		447,561
	APPAREL & TEXTILE PRODUCTS - 2.1%
75	NIKE, Inc., Class B	9,550
2,347	Ralph Lauren Corporation	290,676
3,492	Tapestry, Inc.	159,130
3,604	VF Corporation	111,508
		570,864
	ASSET MANAGEMENT - 1.4%
101	Ameriprise Financial, Inc.	35,362
15	BlackRock, Inc.	11,388
96	Charles Schwab Corporation (The)	7,432
3,163	Franklin Resources, Inc.	98,686
7,277	Invesco Ltd.	134,697
402	Raymond James Financial, Inc.	45,334
343	T Rowe Price Group, Inc.	39,949
		372,848
	AUTOMOTIVE - 0.9%
482	Aptiv plc(a)	54,509
2,903	BorgWarner, Inc.	137,254

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	AUTOMOTIVE - 0.9% (Continued)
1,625	Ford Motor Company	$21,954
535	General Motors Company	21,036
6	Tesla, Inc.(a)	1,039
		235,792
	BANKING - 4.0%
116	Bank of America Corporation	4,116
286	Citigroup, Inc.	14,935
1,427	Citizens Financial Group, Inc.	61,818
1,957	Comerica, Inc.	143,468
1,500	Fifth Third Bancorp	54,435
445	First Republic Bank	62,692
3,647	Huntington Bancshares, Inc.	55,325
27	JPMorgan Chase & Company	3,779
3,934	KeyCorporation	75,493
282	M&T Bank Corporation	43,992
116	PNC Financial Services Group, Inc. (The)	19,190
2,458	Regions Financial Corporation	57,861
1,259	Signature Bank	162,348
389	SVB Financial Group(a)	117,649
474	Truist Financial Corporation	23,411
403	US Bancorp	20,069
149	Wells Fargo & Company	6,984
3,301	Zions Bancorp NA	175,480
		1,103,045
	BEVERAGES - 0.8%
779	Brown-Forman Corporation, Class B	51,866
62	Coca-Cola Company (The)	3,802
103	Constellation Brands, Inc., Class A	23,847
536	Keurig Dr Pepper, Inc.	18,910
1,927	Molson Coors Beverage Company, Class B	101,321
213	Monster Beverage Corporation(a)	22,169
26	PepsiCo, Inc.	4,447
		226,362

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	BIOTECH & PHARMA - 1.7%
30	AbbVie, Inc.	$4,433
27	Amgen, Inc.	6,815
95	Biogen, Inc.(a)	27,636
85	Bristol-Myers Squibb Company	6,175
8	Eli Lilly and Company	2,753
115	Gilead Sciences, Inc.	9,653
738	Incyte Corporation(a)	62,833
11	Johnson & Johnson	1,798
38	Merck & Company, Inc.	4,082
92	Moderna, Inc.(a)	16,198
5,983	Organon & Company	180,267
86	Pfizer, Inc.	3,798
19	Regeneron Pharmaceuticals, Inc.(a)	14,411
45	Vertex Pharmaceuticals, Inc.(a)	14,540
7,901	Viatris, Inc.	96,075
101	Zoetis, Inc.	16,714
		468,181
	CABLE & SATELLITE - 1.0%
49	Charter Communications, Inc., Class A(a)	18,831
194	Comcast Corporation, Class A	7,634
17,561	DISH Network Corporation, Class A(a)	252,703
		279,168
	CHEMICALS - 3.1%
51	Air Products and Chemicals, Inc.	16,346
148	Albemarle Corporation	41,655
435	Avery Dennison Corporation	82,406
981	Celanese Corporation	120,858
582	CF Industries Holdings, Inc.	49,295
399	Corteva, Inc.	25,716
625	Dow, Inc.	37,094
472	DuPont de Nemours, Inc.	34,904
1,281	Eastman Chemical Company	112,946
173	Ecolab, Inc.	26,786
551	FMC Corporation	73,355

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	CHEMICALS - 3.1% (Continued)
380	International Flavors & Fragrances, Inc.	$42,735
21	Linde plc	6,950
510	LyondellBasell Industries N.V., Class A	49,312
1,493	Mosaic Company (The)	73,963
279	PPG Industries, Inc.	36,365
67	Sherwin-Williams Company (The)	15,852
		846,538
	COMMERCIAL SUPPORT SERVICES - 1.0%
53	Cintas Corporation	23,518
191	Republic Services, Inc.	23,841
1,927	Robert Half International, Inc.	161,791
1,525	Rollins, Inc.	55,510
97	Waste Management, Inc.	15,009
		279,669
	CONSTRUCTION MATERIALS - 0.3%
141	Martin Marietta Materials, Inc.	50,709
252	Vulcan Materials Company	46,199
		96,908
	CONTAINERS & PACKAGING - 2.3%
4,887	Amcor PLC	58,937
1,238	Ball Corporation	72,101
2,406	International Paper Company	100,619
659	Packaging Corp of America	94,039
2,987	Sealed Air Corporation	163,568
3,403	Westrock Company	133,534
		622,798
	DATA CENTER REIT - 0.2%
338	Digital Realty Trust, Inc.	38,742
26	Equinix, Inc.	19,191
		57,933
	DIVERSIFIED INDUSTRIALS - 1.2%
129	3M Company	14,845
421	Dover Corporation	63,920
112	Eaton Corp plc	18,168

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.2% (Continued)
212	Emerson Electric Company	$19,127
154	General Electric Company	12,394
40	Honeywell International, Inc.	8,339
75	Illinois Tool Works, Inc.	17,703
3,335	Pentair PLC	184,692
		339,188
	E-COMMERCE DISCRETIONARY - 0.5%
14	Amazon.com, Inc.(a)	1,444
1,079	eBay, Inc.	53,411
552	Etsy, Inc.(a)	75,943
		130,798
	ELECTRIC UTILITIES - 4.7%
2,050	AES Corporation (The)	56,191
1,450	Alliant Energy Corporation	78,344
548	Ameren Corporation	47,605
233	American Electric Power Company, Inc.	21,893
1,908	CenterPoint Energy, Inc.	57,469
991	CMS Energy Corporation	62,621
337	Consolidated Edison, Inc.	32,119
423	Constellation Energy Corporation	36,107
394	Dominion Energy, Inc.	25,074
419	DTE Energy Company	48,759
144	Duke Energy Corporation	14,753
673	Edison International	46,370
394	Entergy Corporation	42,662
1,246	Evergy, Inc.	78,062
452	Eversource Energy	37,213
654	Exelon Corporation	27,592
1,132	FirstEnergy Corporation	46,355
75	NextEra Energy, Inc.	5,597
4,641	NRG Energy, Inc.	158,816
2,320	PG&E Corporation(a)	36,888
1,639	Pinnacle West Capital Corporation	122,188
1,804	PPL Corporation	53,398

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	ELECTRIC UTILITIES - 4.7% (Continued)
624	Public Service Enterprise Group, Inc.	$38,644
137	Sempra Energy	21,965
219	Southern Company (The)	14,822
385	WEC Energy Group, Inc.	36,186
418	Xcel Energy, Inc.	28,746
		1,276,439
	ELECTRICAL EQUIPMENT - 3.6%
2,584	A O Smith Corporation	174,937
1,066	Allegion plc	125,308
251	AMETEK, Inc.	36,375
304	Amphenol Corporation, Class A	24,250
720	Carrier Global Corporation	32,782
730	Fortive Corporation	49,662
2,053	Generac Holdings, Inc.(a)	247,591
374	Johnson Controls International plc	26,019
191	Keysight Technologies, Inc.(a)	34,256
435	Otis Worldwide Corporation	35,770
144	Rockwell Automation, Inc.	40,612
56	Roper Technologies, Inc.	23,898
236	TE Connectivity Ltd.	30,007
158	Trane Technologies PLC	28,301
1,368	Trimble, Inc.(a)	79,426
		989,194
	ENGINEERING & CONSTRUCTION - 0.5%
594	Jacobs Solutions, Inc.	73,388
356	Quanta Services, Inc.	54,180
		127,568
	ENTERTAINMENT CONTENT - 2.2%
252	Activision Blizzard, Inc.	19,296
259	Electronic Arts, Inc.	33,328
3,757	Fox Corporation, Class A	127,512
5,361	Fox Corporation - Class B	169,943
5,071	Paramount Global, Class B	117,444
638	Take-Two Interactive Software, Inc.(a)	72,241

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	ENTERTAINMENT CONTENT - 2.2% (Continued)
70	Walt Disney Company (The)(a)	$7,594
3,739	Warner Bros Discovery, Inc.(a)	55,412
		602,770
	FOOD - 2.1%
1,199	Campbell Soup Company	62,264
1,608	Conagra Brands, Inc.	59,802
255	General Mills, Inc.	19,982
135	Hershey Company (The)	30,321
924	Hormel Foods Corporation	41,866
436	J M Smucker Company (The)	66,621
624	Kellogg Company	42,794
570	Kraft Heinz Company (The)	23,102
1,058	Lamb Weston Holdings, Inc.	105,684
611	McCormick & Company, Inc.	45,898
182	Mondelez International, Inc., Class A	11,910
947	Tyson Foods, Inc., Class A	62,265
		572,509
	GAMING REIT - 0.1%
1,004	VICI Properties, Inc.	34,317

	GAS & WATER UTILITIES - 0.8%
252	American Water Works Company, Inc.	39,435
575	Atmos Energy Corporation	67,586
3,655	NiSource, Inc.	101,426
		208,447
	HEALTH CARE FACILITIES & SERVICES - 4.2%
201	AmerisourceBergen Corporation	33,961
707	Cardinal Health, Inc.	54,616
3,099	Catalent, Inc.(a)	165,951
264	Centene Corporation(a)	20,127
495	Charles River Laboratories International, Inc.(a)	120,409
33	Cigna Corporation	10,450
83	CVS Health Corporation	7,322
2,237	DaVita, Inc.(a)	184,307

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2% (Continued)
17	Elevance Health, Inc.	$8,500
70	HCA Healthcare, Inc.	17,855
1,246	Henry Schein, Inc.(a)	107,343
32	Humana, Inc.	16,374
138	IQVIA Holdings, Inc.(a)	31,659
231	Laboratory Corp of America Holdings	58,240
57	McKesson Corporation	21,585
164	Molina Healthcare, Inc.(a)	51,140
442	Quest Diagnostics, Inc.	65,628
4	UnitedHealth Group, Inc.	1,997
1,069	Universal Health Services, Inc., Class B	158,436
		1,135,900
	HEALTH CARE REIT - 0.7%
3,222	Healthpeak Properties, Inc.	88,541
1,349	Ventas, Inc.	69,892
530	Welltower, Inc.	39,771
		198,204
	HOME & OFFICE PRODUCTS - 1.4%
14,918	Newell Brands, Inc.	238,091
989	Whirlpool Corporation	153,879
		391,970
	HOME CONSTRUCTION - 2.5%
444	DR Horton, Inc.	43,818
558	Lennar Corporation, Class A	57,139
2,031	Masco Corporation	108,049
2,198	Masterbrand, Inc.(a)	20,222
1,772	Mohawk Industries, Inc.(a)	212,746
16	NVR, Inc.(a)	84,320
2,531	PulteGroup, Inc.	143,989
		670,283
	HOTEL REITS - 0.3%
4,978	Host Hotels & Resorts, Inc.	93,835

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
713	Church & Dwight Company, Inc.	$57,653
408	Clorox Company (The)	59,033
208	Colgate-Palmolive Company	15,502
84	Estee Lauder Companies, Inc. (The), Class A	23,275
178	Kimberly-Clark Corporation	23,142
25	Procter & Gamble Company (The)	3,560
		182,165
	INDUSTRIAL REIT - 0.0%(b)
89	Prologis, Inc.	11,506

	INDUSTRIAL SUPPORT SERVICES - 0.5%
746	Fastenal Company	37,710
130	United Rentals, Inc.(a)	57,324
63	WW Grainger, Inc.	37,137
		132,171
	INFRASTRUCTURE REIT - 0.2%
52	American Tower Corporation	11,616
131	Crown Castle, Inc.	19,402
124	SBA Communications Corporation, Class A	36,894
		67,912
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
689	Bank of New York Mellon Corporation (The)	34,843
678	Cboe Global Markets, Inc.	83,313
97	CME Group, Inc.	17,136
27	Goldman Sachs Group, Inc. (The)	9,877
184	Intercontinental Exchange, Inc.	19,789
82	Morgan Stanley	7,981
568	Nasdaq, Inc.	34,188
693	Northern Trust Corporation	67,200
486	State Street Corporation	44,386
		318,713
	INSURANCE - 4.8%
366	Aflac, Inc.	26,901
253	Allstate Corporation (The)	32,503

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	INSURANCE - 4.8% (Continued)
383	American International Group, Inc.	$24,213
60	Aon PLC, Class A	19,121
835	Arch Capital Group Ltd.(a)	53,732
143	Arthur J Gallagher & Company	27,988
1,240	Assurant, Inc.	164,412
3	Berkshire Hathaway, Inc., Class B(a)	935
1,190	Brown & Brown, Inc.	69,686
56	Chubb Ltd.	12,739
632	Cincinnati Financial Corporation	71,511
257	Everest Re Group Ltd.	89,870
844	Globe Life, Inc.	101,997
629	Hartford Financial Services Group, Inc. (The)	48,817
6,575	Lincoln National Corporation	232,953
1,471	Loews Corporation	90,437
81	Marsh & McLennan Companies, Inc.	14,168
273	MetLife, Inc.	19,934
587	Principal Financial Group, Inc.	54,327
114	Progressive Corporation (The)	15,544
295	Prudential Financial, Inc.	30,957
138	Travelers Companies, Inc. (The)	26,375
775	W R Berkley Corporation	54,359
172	Willis Towers Watson plc	43,721
		1,327,200
	INTERNET MEDIA & SERVICES - 1.1%
22	Alphabet, Inc., Class A(a)	2,174
21	Alphabet, Inc., Class C(a)	2,097
7	Booking Holdings, Inc.(a)	17,039
836	Expedia Group, Inc.(a)	95,555
2,103	Match Group, Inc.(a)	113,815
37	Meta Platforms, Inc., Class A(a)	5,512
24	Netflix, Inc.(a)	8,493
268	VeriSign, Inc.(a)	58,437
		303,122

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	LEISURE FACILITIES & SERVICES - 4.2%
2,135	Caesars Entertainment, Inc.(a)	$111,148
12,737	Carnival Corporation(a)	137,814
18	Chipotle Mexican Grill, Inc.(a)	29,635
448	Darden Restaurants, Inc.	66,291
239	Domino’s Pizza, Inc.	84,367
218	Hilton Worldwide Holdings, Inc.	31,630
652	Las Vegas Sands Corporation(a)	38,468
954	Live Nation Entertainment, Inc.(a)	76,787
135	Marriott International, Inc., Class A	23,514
21	McDonald’s Corporation	5,615
2,196	MGM Resorts International	90,936
11,225	Norwegian Cruise Line Holdings Ltd.(a)	170,733
1,382	Royal Caribbean Cruises Ltd.(a)	89,747
94	Starbucks Corporation	10,259
1,361	Wynn Resorts Ltd.(a)	141,054
242	Yum! Brands, Inc.	31,583
		1,139,581
	LEISURE PRODUCTS - 0.5%
2,278	Hasbro, Inc.	134,789

	MACHINERY - 1.9%
42	Caterpillar, Inc.	10,596
20	Deere & Company	8,457
267	IDEX Corporation	63,995
971	Ingersoll Rand, Inc.	54,376
358	Nordson Corporation	87,101
103	Parker-Hannifin Corporation	33,578
383	Snap-on, Inc.	95,264
1,200	Stanley Black & Decker, Inc.	107,172
500	Xylem, Inc.	52,005
		512,544
	MEDICAL EQUIPMENT & DEVICES - 5.1%
56	Abbott Laboratories	6,191
170	ABIOMED, Inc. - CVR(a)	—

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.1% (Continued)
161	Agilent Technologies, Inc.	$24,485
399	Align Technology, Inc.(a)	107,622
806	Baxter International, Inc.	36,826
64	Becton Dickinson and Company	16,142
260	Bio-Rad Laboratories, Inc., Class A(a)	121,540
1,090	Bio-Techne Corporation	86,829
364	Boston Scientific Corporation(a)	16,835
236	Cooper Companies, Inc. (The)	82,347
21	Danaher Corporation	5,552
5,659	DENTSPLY SIRONA, Inc.	208,421
213	DexCom, Inc.(a)	22,810
329	Edwards Lifesciences Corporation(a)	25,234
51	GE HealthCare Technologies, Inc.(a)	3,546
814	Hologic, Inc.(a)	66,235
76	IDEXX Laboratories, Inc.(a)	36,518
167	Illumina, Inc.(a)	35,771
43	Intuitive Surgical, Inc.(a)	10,565
136	Medtronic plc	11,382
24	Mettler-Toledo International, Inc.(a)	36,790
455	PerkinElmer, Inc.	62,576
155	ResMed, Inc.	35,397
303	STERIS plc	62,573
49	Stryker Corporation	12,437
388	Teleflex, Inc.	94,447
9	Thermo Fisher Scientific, Inc.	5,133
166	Waters Corporation(a)	54,544
263	West Pharmaceutical Services, Inc.	69,853
342	Zimmer Biomet Holdings, Inc.	43,550
		1,402,151
	METALS & MINING - 0.2%
524	Freeport-McMoRan, Inc.	23,381
652	Newmont Corporation	34,510
		57,891

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	MULTI ASSET CLASS REIT - 1.1%
11,902	Vornado Realty Trust	$290,289

	OFFICE REIT - 0.6%
305	Alexandria Real Estate Equities, Inc.	49,026
1,601	Boston Properties, Inc.	119,339
		168,365
	OIL & GAS PRODUCERS - 2.7%
1,976	APA Corporation	87,597
21	Chevron Corporation	3,654
74	ConocoPhillips	9,018
2,354	Coterra Energy, Inc.	58,921
479	Devon Energy Corporation	30,292
377	Diamondback Energy, Inc.	55,087
124	EOG Resources, Inc.	16,399
2,381	EQT Corporation	77,787
27	Exxon Mobil Corporation	3,132
216	Hess Corporation	32,435
1,627	Kinder Morgan, Inc.	29,774
2,558	Marathon Oil Corporation	70,268
208	Marathon Petroleum Corporation	26,732
312	Occidental Petroleum Corporation	20,214
617	ONEOK, Inc.	42,252
245	Phillips 66	24,566
102	Pioneer Natural Resources Company	23,496
1,046	Targa Resources Corporation	78,472
219	Valero Energy Corporation	30,667
860	Williams Companies, Inc. (The)	27,726
		748,489
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,512	Baker Hughes Company	47,990
1,125	Halliburton Company	46,373
356	Schlumberger Ltd	20,285
		114,648

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	PUBLISHING & BROADCASTING – 1.9%
8,949	News Corporation, Class A	$181,307
17,261	News Corporation, Class B	352,815
		534,122
	REAL ESTATE SERVICES - 0.2%
613	CBRE Group, Inc., Class A(a)	52,418

	RENEWABLE ENERGY - 0.9%
81	Enphase Energy, Inc.(a)	17,932
953	First Solar, Inc.(a)	169,253
202	SolarEdge Technologies, Inc.(a)	64,464
		251,649
	RESIDENTIAL REIT - 1.8%
277	AvalonBay Communities, Inc.	49,151
777	Camden Property Trust	95,734
749	Equity Residential	47,674
373	Essex Property Trust, Inc.	84,324
1,825	Invitation Homes, Inc.	59,313
370	Mid-America Apartment Communities, Inc.	61,686
2,149	UDR, Inc.	91,526
		489,408
	RETAIL - CONSUMER STAPLES - 0.5%
10	Costco Wholesale Corporation	5,111
79	Dollar General Corporation	18,454
245	Dollar Tree, Inc.(a)	36,794
721	Kroger Company (The)	32,178
105	Target Corporation	18,075
789	Walgreens Boots Alliance, Inc.	29,083
15	Walmart, Inc.	2,158
		141,853
	RETAIL - DISCRETIONARY - 2.4%
869	Advance Auto Parts, Inc.	132,332
9	AutoZone, Inc.(a)	21,950
2,724	Bath & Body Works, Inc.	125,331
739	Best Buy Company, Inc.	65,564

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
1,635	CarMax, Inc.(a)	$115,186
238	Genuine Parts Company	39,941
8	Home Depot, Inc. (The)	2,593
44	Lowe’s Companies, Inc.	9,163
26	O’Reilly Automotive, Inc.(a)	20,601
243	Ross Stores, Inc.	28,720
158	TJX Companies, Inc. (The)	12,934
212	Tractor Supply Company	48,334
98	Ulta Beauty, Inc.(a)	50,368
		673,017
	RETAIL REIT - 1.4%
1,184	Federal Realty Investment Trust	132,052
3,821	Kimco Realty Corporation	85,820
427	Realty Income Corporation	28,963
1,507	Regency Centers Corporation	100,411
250	Simon Property Group, Inc.	32,115
		379,361
	SELF-STORAGE REIT - 0.3%
339	Extra Space Storage, Inc.	53,504
72	Public Storage	21,912
		75,416
	SEMICONDUCTORS - 2.2%
147	Advanced Micro Devices, Inc.(a)	11,047
76	Analog Devices, Inc.	13,032
113	Applied Materials, Inc.	12,598
9	Broadcom, Inc.	5,265
339	Intel Corporation	9,580
51	KLA Corporation	20,016
41	Lam Research Corporation	20,504
352	Microchip Technology, Inc.	27,322
341	Micron Technology, Inc.	20,562
159	Monolithic Power Systems, Inc.	67,823
17	NVIDIA Corporation	3,321
153	NXP Semiconductors N.V.	28,199

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
519	ON Semiconductor Corporation(a)	$38,121
1,154	Qorvo, Inc.(a)	125,395
70	QUALCOMM, Inc.	9,325
777	Skyworks Solutions, Inc.	85,214
839	Teradyne, Inc.	85,326
40	Texas Instruments, Inc.	7,088
		589,738
	SOFTWARE - 2.7%
22	Adobe, Inc.(a)	8,147
895	Akamai Technologies, Inc.(a)	79,610
218	ANSYS, Inc.(a)	58,066
137	Autodesk, Inc.(a)	29,477
151	Cadence Design Systems, Inc.(a)	27,607
1,724	Ceridian HCM Holding, Inc.(a)	124,612
525	Fortinet, Inc.(a)	27,479
3,331	Gen Digital, Inc.	76,646
25	Intuit, Inc.	10,567
3	Microsoft Corporation	743
76	Oracle Corporation	6,723
195	Paycom Software, Inc.(a)	63,168
646	PTC, Inc.(a)	87,133
65	Salesforce, Inc.(a)	10,918
36	ServiceNow, Inc.(a)	16,385
69	Synopsys, Inc.(a)	24,409
256	Tyler Technologies, Inc.(a)	82,629
		734,319
	SPECIALTY FINANCE - 0.6%
60	American Express Company	10,496
328	Capital One Financial Corporation	39,032
385	Discover Financial Services	44,941
2,006	Synchrony Financial	73,680
		168,149

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	SPECIALTY REITS - 0.3%
1,294	Iron Mountain, Inc.	$70,627

	STEEL - 0.1%
201	Nucor Corporation	33,973

	TECHNOLOGY HARDWARE - 3.4%
7	Apple, Inc.	1,010
223	Arista Networks, Inc.(a)	28,102
128	Cisco Systems, Inc.	6,230
1,209	Corning, Inc.	41,843
833	F5, Inc.(a)	123,001
644	Garmin Ltd.	63,679
3,321	Hewlett Packard Enterprise Company	53,568
1,381	HP, Inc.	40,242
3,274	Juniper Networks, Inc.	105,750
94	Motorola Solutions, Inc.	24,159
1,241	NetApp, Inc.	82,191
1,843	Seagate Technology Holdings plc	124,919
2,759	Western Digital Corporation(a)	121,258
342	Zebra Technologies Corporation, Class A(a)	108,134
		924,086
	TECHNOLOGY SERVICES - 4.6%
21	Accenture plc, Class A	5,860
40	Automatic Data Processing, Inc.	9,032
469	Broadridge Financial Solutions, Inc.	70,519
239	CDW Corporation/DE	46,851
638	Cognizant Technology Solutions Corporation, Class A	42,587
421	CoStar Group, Inc.(a)	32,796
6,990	DXC Technology Company(a)	200,822
164	EPAM Systems, Inc.(a)	54,555
233	Equifax, Inc.	51,773
144	FactSet Research Systems, Inc.	60,903
380	Fidelity National Information Services, Inc.	28,515
173	Fiserv, Inc.(a)	18,456

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	TECHNOLOGY SERVICES - 4.6% (Continued)
450	FleetCor Technologies, Inc.(a)	$93,965
120	Gartner, Inc.(a)	40,577
431	Global Payments, Inc.	48,582
58	International Business Machines Corporation	7,814
464	Jack Henry & Associates, Inc.	83,562
713	Leidos Holdings, Inc.	70,473
375	MarketAxess Holdings, Inc.	136,443
7	Mastercard, Inc., Class A	2,594
73	Moody’s Corporation	23,561
57	MSCI, Inc.	30,299
216	Paychex, Inc.	25,026
181	PayPal Holdings, Inc.(a)	14,750
26	S&P Global, Inc.	9,748
214	Verisk Analytics, Inc.	38,903
12	Visa, Inc., Class A	2,763
		1,251,729
	TELECOMMUNICATIONS - 0.8%
429	AT&T, Inc.	8,739
35,764	Lumen Technologies, Inc.	187,761
38	T-Mobile US, Inc.(a)	5,674
190	Verizon Communications, Inc.	7,898
		210,072
	TIMBER REIT - 0.2%
1,527	Weyerhaeuser Company	52,575

	TOBACCO & CANNABIS - 0.1%
295	Altria Group, Inc.	13,287
76	Philip Morris International, Inc.	7,922
		21,209
	TRANSPORTATION & LOGISTICS - 3.4%
4,427	Alaska Air Group, Inc.(a)	227,283
9,367	American Airlines Group, Inc.(a)	151,184
1,042	CH Robinson Worldwide, Inc.	104,377
518	CSX Corporation	16,017

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	TRANSPORTATION & LOGISTICS - 3.4% (Continued)
1,521	Delta Air Lines, Inc.(a)	$59,471
602	Expeditors International of Washington, Inc.	65,106
144	FedEx Corporation	27,916
340	JB Hunt Transport Services, Inc.	64,277
78	Norfolk Southern Corporation	19,173
118	Old Dominion Freight Line, Inc.	39,322
1,298	Southwest Airlines Company	46,429
41	Union Pacific Corporation	8,372
1,840	United Airlines Holdings, Inc.(a)	90,086
48	United Parcel Service, Inc., Class B	8,891
		927,904
	TRANSPORTATION EQUIPMENT - 0.5%
139	Cummins, Inc.	34,686
313	PACCAR, Inc.	34,214
608	Westinghouse Air Brake Technologies Corporation	63,117
		132,017
	WHOLESALE - CONSUMER STAPLES - 0.2%
249	Archer-Daniels-Midland Company	20,630
324	Sysco Corporation	25,097
		45,727

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	WHOLESALE - DISCRETIONARY - 0.8%
575	Copart, Inc.(a)	$38,301
1,471	LKQ Corporation	86,730
260	Pool Corporation	100,259
		225,290

	TOTAL COMMON STOCKS (Cost $27,080,615)	27,459,055

	TOTAL INVESTMENTS - 100.4% (Cost $27,080,615)	$27,459,055
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(110,064)
	NET ASSETS - 100.0%	$27,348,991

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2023

ASSETS
Investment securities:
At cost	$27,080,615
At value	$27,459,055
Dividends and interest receivable	23,113
TOTAL ASSETS	27,482,168

LIABILITIES
Due to custodian	125,488
Investment advisory fees payable	7,689
TOTAL LIABILITIES	133,177
NET ASSETS	27,348,991

Net Assets Consist Of:
Paid in capital	$29,641,932
Accumulated deficit	(2,292,941)
NET ASSETS	$27,348,991

Net Asset Value Per Share:
Net Assets	$27,348,991
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,200,000
Net asset value (Net Assets ÷ Shares Outstanding)	$22.79

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2023

INVESTMENT INCOME
Dividends (net of foreign tax withholding of $545)	$186,095
Interest	104
TOTAL INVESTMENT INCOME	186,199

EXPENSES
Investment advisory fees	28,670
TOTAL EXPENSES	28,670
NET INVESTMENT INCOME	157,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	24,253
Security transactions	(703,822)
(679,569)

Net change in unrealized appreciation on investments	1,923,749
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,244,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,401,709

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income	$157,529	$281,804
Net realized loss on investments and In-kind redemptions	(679,569)	(56,132)
Net change in unrealized appreciation (depreciation) on investments	1,923,749	(1,460,976)
Net increase (decrease) in net assets resulting from operations	1,401,709	(1,235,304)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(272,520)	(231,420)
Net decrease in net assets resulting from distributions to shareholders	(272,520)	(231,420)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,868,262	13,021,901
Cost of shares redeemed	(1,000,523)	(16,184,669)
Net increase (decrease) in net assets resulting from shares of beneficial interest	8,867,739	(3,162,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,996,928	(4,629,492)

NET ASSETS
Beginning of Period	17,352,063	21,981,555
End of Period	$27,348,991	$17,352,063

SHARE ACTIVITY
Shares Sold	450,000	550,000
Shares Redeemed	(50,000)	(700,000)
Net increase (decrease) in shares of beneficial interest outstanding	400,000	(150,000)

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	January 31, 2023		Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	(Unaudited)		July 31, 2022	July 31, 2021 *		September 30, 2020	September 30, 2019		September 30, 2018 (1)
Net asset value, beginning of period	$21.69		$23.14	$15.35		$16.75	$16.86		$15.00
Activity from investment operations:
Net investment income (2)	0.17		0.32	0.22		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	1.16		(1.53)	7.92		(1.40)	(0.24	) (5)	1.66
Total from investment operations	1.33		(1.21)	8.14		(1.08)	0.05		1.91
Less distributions from:
Net investment income	(0.23)		(0.24)	(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.23)		(0.24)	(0.35)		(0.32)	(0.16)		(0.05)
Net asset value, end of period	$22.79		$21.69	$23.14		$15.35	$16.75		$16.86
Total return (4)	6.22	% (7)	-5.31%	53.66	% (7)	-6.70%	0.46%		12.78	% (7)
Net assets, at end of period (000s)	$27,349		$17,352	$21,982		$13,811	$9,212		$5,902

Ratio of net expenses to average net assets	0.29	% (6)	0.29%	0.29	% (6)	0.29%	0.29%		0.29	% (6)
Ratio of net investment income to average net assets	1.61	% (6)	1.38%	1.59	% (6)	2.04%	1.80%		1.66	% (6)
Portfolio Turnover Rate (3)	22	% (7)	50%	33	% (7)	42%	24%		36	% (7)

(1)	The Arrow Reverse Cap 500 ETF commencement of operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the “Reorganization”). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) as the Valuation Designee. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$27,459,055	$—	$—	$27,459,055
Total	$27,459,055	$—	$—	$27,459,055

The Fund did not hold any Level 3 securities during the six months ended January 31, 2023.

*	See Schedule of Investments for classification.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2020 – July 31, 2022 or expected to be taken in the Fund’s July 31, 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,903,385 and $4,250,461, respectively.

For the six months ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $9,383,917 and $944,905, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor,

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets. Prior to the Reorganization, CSat Investment Advisory, L.P., d/b/a Exponential ETFs, served as investment advisor to the Predecessor Fund.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Prior to the Reorganization, U.S. Bank and Foreside, served as administrator and distributor, respectively, to the Predecessor Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ending July 31, 2022, July 31, 2021, and September 30, 2020 were as follows:

	Fiscal Year Ended	Fiscal Period Ended	Fiscal Year Ended
	July 31, 2022	July 31, 2021	September 30, 2020
Ordinary Income	$231,420	$299,597	$177,756
Long-Term Capital Gain	—	—
Return of Capital	—	—	—
	$231,420	$299,597	$177,756

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$135,070	$—	$(788,828)	$(1,199,197)	$—	$(1,569,175)	$(3,422,130)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $788,828.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

At July 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$663,870	$535,327	$1,199,197	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2022 as follows:

Paid
In	Accumulated
Capital	Loss
$751,879	$(751,879)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/ (Depreciation)
$27,104,481	$1,516,536	$(1,161,962)	$354,574

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLE (Unaudited)
January 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 through January 31, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/2022	1/31/2023	8/1/22 - 1/31/23	8/1/22 - 1/31/23
Actual	$1,000.00	$1,062.20	$1.51	0.29%
Hypothetical	$1,000.00	$1,023.74	$1.48	0.29%
(5% return before expenses)

*	Actual expense information for the Fund is for the period from August 1, 2022 through January 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2022 through January 31, 2023). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 28, 2022 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reverse Cap 500 ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Trustees noted that the portfolio management team is well qualified to manage and implement quantitative (rules based) investment strategies for both internal as well as external models and indexes. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They agreed that the Adviser’s portfolio management team has extensive experience in alternative index replication, model implementation and derivative based trade execution within mutual funds and ETFs. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships.

The Board found that the Adviser had conducted ongoing analysis of unique investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (the “peer group”), benchmark index, and Morningstar category average.

The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Mid-Cap Value) and benchmark index (Reverse Cap Weighted U.S. Large Cap Index). The Board considered that the performance of the Fund

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2023

outperformed its peer group for the year -to-date, one-year, three-year, and since inception periods and outperformed its Morningstar Category for the three-year and since inception periods. The Board considered that the Fund underperformed its benchmark index for the year-to-date, one-year, three-year, and since inception periods. The Board further noted that Arrow began managing the Fund in May 2021. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed the Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s peer group and Morningstar category averages. The Board considered that the Adviser does not receive additional benefits from soft dollar arrangements. The Board noted that the Adviser’s fees appeared reasonable based on the Fund’s particular investment strategy, the relative complexity of the strategies and the resources needed to implement that strategy.

The Board considered that the Fund’s advisory unitary fee was lower than the average of its peer group and its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and its Morningstar Category.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted the Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund assets grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to the Fund, noting the Adviser did not realize a profit with respect to the Funds.

Fallout Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund.

Arrow Reverse Cap 500 ETF
Additional Information (Unaudited)
January 31, 2023

Change in Independent Registered Public Accounting Firm

On March 7, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Arrow Reverse Cap 500 ETF (The “Fund”), a series of Arrow Investments Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended July 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 7, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 8, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2023.

During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 8, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

YPS-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filled herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/10/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/10/23